Financial risk management - Foreign exchange risk (Details) - Currency risk € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	$ 923,773		$ 613,866	$ 591,887
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	$ (92,300)		(61,400)	(53,800)
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	92,300		61,400	53,800
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	8,232		5,613	6,316
GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	7		59,026	1,237
CHF
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	193		3,832	$ 727
CAD
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	266		657
SEK
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	1		7
DKK
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	$ 9		$ 6
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component | €		€ 0
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component | €		€ 0